Award Timing Disclosure	12 Months Ended
Jul. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Although we have not adopted a formal policy regarding the timing of equity award grants, including stock option grants, the Compensation Committee has followed a practice of approving the annual equity awards to participants (including our NEOs) in September, with awards being granted several weeks later, following at least one business day of the announcement of our fiscal year results. Interim equity grants, such as grants made to new hires, promoted associates, and, in some circumstances, for retention purposes, are typically made in the open window period occurring in the second and third quarters of each fiscal year. During fiscal 2025, the Compensation Committee did not consider material non-public information when determining the timing or terms of equity awards, and the Company did not time the disclosure of material non-public information for the purpose of affecting the value of any executive compensation awarded during the year. The Compensation Committee did not grant stock options to any NEO in 2025 during the period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-K, Form 10-Q or Form 8-K that discloses material non-public information.

Award Timing Method
Although we have not adopted a formal policy regarding the timing of equity award grants, including stock option grants, the Compensation Committee has followed a practice of approving the annual equity awards to participants (including our NEOs) in September, with awards being granted several weeks later, following at least one business day of the announcement of our fiscal year results. Interim equity grants, such as grants made to new hires, promoted associates, and, in some circumstances, for retention purposes, are typically made in the open window period occurring in the second and third quarters of each fiscal year. During fiscal 2025, the Compensation Committee did not consider material non-public information when determining the timing or terms of equity awards, and the Company did not time the disclosure of material non-public information for the purpose of affecting the value of any executive compensation awarded during the year. The Compensation Committee did not grant stock options to any NEO in 2025 during the period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-K, Form 10-Q or Form 8-K that discloses material non-public information.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During fiscal 2025, the Compensation Committee did not consider material non-public information when determining the timing or terms of equity awards, and the Company did not time the disclosure of material non-public information for the purpose of affecting the value of any executive compensation awarded during the year.
MNPI Disclosure Timed for Compensation Value	false